Financial liabilities - Disclosure of Interest Rate and Interest Differential Analysis (Details) € in Thousands	Dec. 31, 2022 EUR (€)
Base rate -1%
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Average discount rate	20.30%
Total debt amount	€ (37,123)
Fair value P&L impact	(9,579)
Global impact	€ (1,369)
Base rate
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Average discount rate	21.30%
Total debt amount	€ (35,754)
Fair value P&L impact	(8,210)
Global impact	€ 0
Base rate +1%
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Average discount rate	22.30%
Total debt amount	€ (34,452)
Fair value P&L impact	(6,908)
Global impact	€ 1,301